Value Line Small Cap Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

COMMON STOCKS 97.2%
CONSUMER DISCRETIONARY 17.2%
	APPAREL 1.6%
71,700	Crocs, Inc.(1)	$8,354,484
	AUTO PARTS & EQUIPMENT 0.8%
46,000	Adient PLC(1)	2,079,200
16,500	Visteon Corp.(1)	1,995,510
		4,074,710
	COMMERCIAL SERVICES 1.1%
89,900	Monro, Inc.(2)	5,709,549
	DISTRIBUTION & WHOLESALE 1.1%
11,600	Pool Corp.	5,320,456
	ENGINEERING & CONSTRUCTION 1.0%
24,400	TopBuild Corp.(1)	4,825,832
	ENTERTAINMENT 3.4%
76,200	Churchill Downs, Inc.	15,107,412
26,900	Penn National Gaming, Inc.(1)(2)	2,057,581
		17,164,993
	HOME BUILDERS 1.9%
20,800	Cavco Industries, Inc.(1)	4,621,552
38,000	LCI Industries	4,993,960
		9,615,512
	HOUSEHOLD PRODUCTS 1.0%
23,000	Helen of Troy, Ltd.(1)	5,246,760
	INTERNET 1.8%
28,800	Stamps.com, Inc.(1)	5,768,352
55,546	Stitch Fix, Inc. Class A(1)	3,349,424
		9,117,776
	LEISURE TIME 0.6%
26,700	Planet Fitness, Inc. Class A(1)	2,009,175
22,000	Vista Outdoor, Inc.(1)(2)	1,018,160
		3,027,335
	LODGING 0.1%
17,900	Hilton Grand Vacations, Inc.(1)	740,881
	RETAIL 2.8%
21,900	Asbury Automotive Group, Inc.(1)	3,753,003
18,900	Dave & Buster's Entertainment, Inc.(1)	767,340
9,500	Lithia Motors, Inc.	3,264,580
12,500	Signet Jewelers Ltd.(1)	1,009,875
19,800	Texas Roadhouse, Inc.	1,904,760
21,800	Wingstop, Inc.	3,436,334
		14,135,892
		87,334,180
CONSUMER STAPLES 3.7%
	COMMERCIAL SERVICES 0.3%
6,400	Medifast, Inc.	1,811,072
	FOOD 3.4%
59,200	Calavo Growers, Inc.	3,754,464
69,900	J&J Snack Foods Corp.	12,191,259
5,600	Lancaster Colony Corp.	1,083,656
		17,029,379
		18,840,451
FINANCIALS 10.1%
	BANKS 2.8%
206,496	First Financial Bankshares, Inc.	10,145,148
38,900	Walker & Dunlop, Inc.	4,060,382
		14,205,530
	DIVERSIFIED FINANCIAL SERVICES 3.5%
34,700	Enova International, Inc.(1)	1,187,087
19,400	LendingTree, Inc.(1)	4,110,472
187,650	Stifel Financial Corp.	12,170,979
		17,468,538
	INSURANCE 3.8%
24,300	eHealth, Inc.(1)	1,419,120
18,200	Primerica, Inc.	2,787,148
131,900	RLI Corp.	13,795,421
15,400	Selective Insurance Group, Inc.	1,249,710
		19,251,399
		50,925,467
HEALTHCARE 11.1%
	HEALTHCARE PRODUCTS 5.2%
22,700	CONMED Corp.	3,119,661
28,900	ICU Medical, Inc.(1)	5,947,620
20,300	iRhythm Technologies, Inc.(1)	1,346,905
133,532	Neogen Corp.(1)	6,147,813
56,200	Omnicell, Inc.(1)	8,511,490
5,574	STERIS PLC	1,149,916
		26,223,405
	HEALTHCARE SERVICES 5.9%
19,000	Chemed Corp.	9,015,500
71,300	Ensign Group, Inc. (The)	6,179,571
8,100	LHC Group, Inc.(1)	1,622,106
13,900	Medpace Holdings, Inc.(1)	2,455,157

June 30, 2021

Shares		Value

COMMON STOCKS 97.2% (continued)
HEALTHCARE 11.1% (continued)
	HEALTHCARE SERVICES 5.9% (continued)
12,900	Pennant Group, Inc. (The)(1)	$527,610
33,000	Select Medical Holdings Corp.	1,394,580
77,800	US Physical Therapy, Inc.	9,014,686
		30,209,210
		56,432,615
INDUSTRIALS 28.8%
	AEROSPACE & DEFENSE 1.6%
31,000	Aerojet Rocketdyne Holdings, Inc.	1,496,990
50,300	Mercury Systems, Inc.(1)	3,333,884
8,300	Teledyne Technologies, Inc. (1)	3,476,289
		8,307,163
	BUILDING MATERIALS 4.7%
119,100	AAON, Inc.	7,454,469
3,700	American Woodmark Corp.(1)	302,253
26,500	Lennox International, Inc.	9,296,200
64,000	Trex Co., Inc.(1)(2)	6,541,440
		23,594,362
	COMMERCIAL SERVICES 2.1%
9,000	ABM Industries, Inc.	399,150
14,200	ASGN, Inc.(1)	1,376,406
36,200	FTI Consulting, Inc.(1)	4,945,282
21,200	Insperity, Inc.	1,915,844
26,000	TriNet Group, Inc.(1)	1,884,480
		10,521,162
	COMPUTERS 1.0%
5,300	CACI International, Inc. Class A(1)	1,352,136
41,700	Science Applications International Corp.	3,658,341
		5,010,477
	DISTRIBUTION/WHOLESALE 0.5%
16,500	SiteOne Landscape Supply, Inc.(1)(2)	2,792,790
	ELECTRICAL EQUIPMENT 1.7%
85,700	EnerSys	8,375,461
	ELECTRONICS 2.5%
102,000	Woodward, Inc.	12,533,760
	ENGINEERING & CONSTRUCTION 3.2%
24,900	Dycom Industries, Inc.(1)	1,855,797
163,700	Exponent, Inc.	14,603,677
		16,459,474
	FOOD SERVICE 1.2%
198,800	Healthcare Services Group, Inc.	6,276,116
	MACHINERY - DIVERSIFIED 3.3%
23,300	Applied Industrial Technologies, Inc.	2,121,698
13,500	Kadant, Inc.	2,377,215
38,600	Toro Co. (The)	4,241,368
53,147	Watts Water Technologies, Inc. Class A	7,754,679
		16,494,960
	METAL FABRICATE/HARDWARE 2.5%
52,500	RBC Bearings, Inc.(1)	10,469,550
41,000	Rexnord Corp.	2,051,640
		12,521,190
	MISCELLANEOUS MANUFACTURERS 2.0%
19,400	Carlisle Companies, Inc.	3,712,772
26,400	EnPro Industries, Inc.	2,564,760
27,600	John Bean Technologies Corp.	3,936,312
		10,213,844
	RETAIL 0.5%
57,900	Rush Enterprises, Inc. Class A	2,503,596
	TEXTILES 0.7%
15,700	Unifirst Corp.	3,683,848
	TRANSPORTATION 1.1%
33,800	Landstar System, Inc.	5,341,076
	TRUCKING & LEASING 0.2%
11,500	GATX Corp.(2)	1,017,405
		145,646,684
INFORMATION TECHNOLOGY 21.5%
	CHEMICALS 0.4%
9,300	Rogers Corp.(1)	1,867,440
	COMMERCIAL SERVICES 0.6%
36,600	Alarm.com Holdings, Inc.(1)	3,100,020
	COMPUTERS 4.2%
86,200	ExlService Holdings, Inc.(1)	9,159,612
47,900	MAXIMUS, Inc.	4,213,763
30,500	Qualys, Inc.(1)	3,071,045
51,400	Rapid7, Inc.(1)	4,863,982
		21,308,402
	ELECTRICAL EQUIPMENT 0.5%
9,200	Littelfuse, Inc.	2,344,068
	ELECTRONICS 1.9%
60,000	Itron, Inc.(1)	5,998,800

Schedule of Investments (unaudited) (continued)

Shares		Value

COMMON STOCKS 97.2% (continued)
INFORMATION TECHNOLOGY 21.5% (continued)
	ELECTRONICS 1.9% (continued)
28,500	SYNNEX Corp.	$3,470,160
		9,468,960
	INTERNET 1.6%
93,900	ePlus, Inc.(1)	8,140,191
	MISCELLANEOUS MANUFACTURERS 0.4%
23,000	Fabrinet(1)	2,205,010
	SEMICONDUCTORS 0.5%
17,000	Synaptics, Inc.(1)	2,644,860
	SOFTWARE 11.4%
79,300	ACI Worldwide, Inc.(1)	2,945,202
28,500	Concentrix Corp.(1)	4,582,800
54,700	Everbridge, Inc.(1)	7,443,576
83,900	Five9, Inc.(1)	15,386,421
39,300	j2 Global, Inc.(1)	5,405,715
47,100	LivePerson, Inc.(1)(2)	2,978,604
104,500	SPS Commerce, Inc.(1)	10,434,325
76,400	Workiva, Inc.(1)	8,505,612
		57,682,255
		108,761,206
MATERIALS 4.8%
	BUILDING MATERIALS 0.3%
22,800	US Concrete, Inc.(1)	1,682,640
	CHEMICALS 2.1%
25,800	Balchem Corp.	3,386,508
26,700	Quaker Chemical Corp.(2)	6,332,973
6,800	Sensient Technologies Corp.	588,608
		10,308,089
	PACKAGING & CONTAINERS 2.4%
30,200	AptarGroup, Inc.	4,253,368
190,600	Silgan Holdings, Inc.	7,909,900
		12,163,268
		24,153,997
TOTAL COMMON STOCKS (Cost $246,514,371)		492,094,600

SHORT-TERM INVESTMENTS 3.0%
MONEY MARKET FUNDS 3.0%
14,495,181	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(3)	14,495,181
901,234	State Street Navigator Securities Lending Government Money Market Portfolio(4)	901,234
		15,396,415

TOTAL SHORT-TERM INVESTMENTS (Cost $15,396,415)		15,396,415

TOTAL INVESTMENTS IN SECURITIES 100.2% (Cost $261,910,786)		$507,491,015

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.2%)		(1,204,415)

NET ASSETS(5) 100.0%		$506,286,600

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of June 30, 2021, the market value of the securities on loan was $9,073,403.
(3)	Rate shown reflects 7 day yield as of June 30, 2021.
(4)	Securities with an aggregate market value of $9,073,403 were out on loan in exchange for collateral including $901,234 of cash collateral as of June 30, 2021. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $261,910,786, aggregate gross unrealized appreciation was $247,040,281, aggregate gross unrealized depreciation was $1,460,052 and the net unrealized appreciation was $245,580,229.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets
Common Stocks*	$492,094,600	$—	$—	$492,094,600
Short-Term Investments	15,396,415	—	—	15,396,415
Total Investments in Securities	$507,491,015	$—	$—	$507,491,015

* See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended June 30, 2021, there were no Level 3 investments.